SCHEDULE OF OUTSTANDING WARRANTS (Details)	6 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 ₪ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	12,593,240	12,593,240	12,593,240
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,658,313	2,658,313	2,658,313
Expiry date	Nov. 10, 2025
Exercise price | (per share)	$ 1.90		₪ 7.1418
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,366,631	1,366,631	1,366,631
Expiry date	Dec. 24, 2025
Exercise price | (per share)	$ 1.90		₪ 7.1418
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	221,100	221,100	221,100
Expiry date	Apr. 18, 2026
Exercise price | (per share)	$ 7.72		₪ 29.025
Warrants four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,084,562	1,084,562	1,084,562
Expiry date	May 28, 2026
Exercise price | (per share)	$ 7.72		₪ 29.025
Warrants five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,634,366	1,634,366	1,634,366
Expiry date	Nov. 08, 2024
Exercise price | (per share)	$ 1.60	$ 2.04
Warrants Six [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,034,463	1,034,463	1,034,463
Expiry date	Mar. 13, 2025
Exercise price | (per share)	$ 1.75	$ 2.35
Warrants Seven [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,214,596	2,214,596	2,214,596
Expiry date	Jun. 12, 2025
Exercise price | (per share)	$ 2.20	$ 2.93
Warrants Eight [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	751,554	751,554	751,554
Expiry date	Dec. 13, 2025
Exercise price | (per share)	$ 1.50	$ 2.05
Warrants nine [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,627,655	1,627,655	1,627,655
Expiry date	Jan. 04, 2026
Exercise price | (per share)	$ 1.50	$ 2.05